As filed with the Securities and Exchange Commission on March 29, 2021

Securities Act of 1933 File No. 002-85378

Investment Company Act of 1940 File No. 811-03462

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 103	[X]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 103	[X]

(Check appropriate box or boxes.)

MEEDER FUNDS

(Exact Name of Registrant as Specified in Charter)

P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017

(Address of Principal Executive Offices-Zip Code)

Registrant's Telephone Number, including Area Code: (614) 766-7000

Robert S. Meeder, Jr., President – Meeder Asset Management, Inc.

P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017

With copy to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b)

[X]	On April 16, 2021 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	On (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 103 to the Registrant's Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of delaying, until April 16, 2021, the effectiveness of the registration statement for the Registrant, filed in Post-Effective Amendment No. 102 on February 5, 2021, pursuant to paragraph (a) of Rule 485 of the Securities Act.

This Post-Effective Amendment No. 103 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 102.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 103 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dublin, State of Ohio, on the 29th day of March 2021.

MEEDER FUNDS

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President/Chief Executive Officer

Pursuant to the requirements of the Securities Act , this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date
	/s/ Robert S. Meeder, Jr. Robert S. Meeder, Jr.	President (Principal Executive Officer)	March 29, 2021

	/s/ Bruce E. McKibben Bruce E. McKibben*	Treasurer (Principal Financial Officer, and Principal Accounting Officer)	March 29, 2021

	/s/ Stuart M. Allen Stuart M. Allen*	Trustee	March 29, 2021

	/s/Anthony V. D'Angelo Anthony V. D'Angelo*	Trustee	March 29, 2021

	/s/ Jeffrey R. Provence Jeffrey R. Provence*	Trustee	March 29, 2021

*By:	/s/ Alaina V. Salonsky
Alaina V. Salonsky, as Power of Attorney

*	Executed by Alaina Salonsky on behalf of those indicated pursuant to Power of Attorney